Accumulated Other Comprehensive Income	12 Months Ended
Aug. 31, 2020
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

21.   Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

		Foreign
	Unrealized	currency
	gains/(loss) on	translation
	investment	adjustment	Total
	RMB		RMB
Balance as of September 1, 2017	19,123	—	19,123
Other comprehensive income before reclassification, net of tax	37,157	—	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	(13,838)	—	(13,838)
Foreign currency translation adjustment	—	86,458	86,458
Balance as of August 31, 2018	42,442	86,458	128,900
Other comprehensive income before reclassification, net of tax	(35,150)	—	(35,150)
Amounts reclassified from accumulated other comprehensive income, net of tax	(11)	—	(11)
Foreign currency translation adjustment	—	(6,591)	(6,591)
Balance as of August 31, 2019	7,281	79,867	87,148
Other comprehensive income before reclassification, net of tax	(8,885)	—	(8,885)
Amounts reclassified from accumulated other comprehensive income, net of tax	10,561	—	10,561
Foreign currency translation adjustment	—	10,343	10,343
Balance as of August 31, 2020	8,957	90,210	99,167

Balance as of August 31, 2020, in US$	1,308	13,174	14,482